RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	9 Months Ended
Sep. 30, 2014
RELATED PARTY TRANSACTIONS AND BALANCES [Abstract]
Schedule of Related Party Balances, Loans
	As of December 31,	As of September 30,
	2013	2014
Amount due from related party
Zhenjiang Daqo	$6,898,980	$1,151,359
Daqo Group	6,465,561	6,935,700
Others	51,911	1,436,238
Total	$13,416,452	$9,523,297

Schedule of Related Party Balances, Payables
	As of December 31,	As of September 30,
	2013	2014
Amount due to related party
Daqo Group	$461,796	$1,303,377
Xinjiang Daqo Investment	18,482,300	21,395,707
Nanjing Daqo	1,651,810	—
Daqo Solar	66,750,009	43,310,377
Daqo New Material	—	8,059,967
Others	1,191,875	614,757
Total	$88,537,790	$74,684,185

Schedule of Related Party Transactions
Name of Related parties	Nature	2013	2014
Daqo Group	Purchase-Fixed asset	$7,586,517	$488,742
	Financing-cash in	830,331	8,940,616
	Financing-cash out	-	8,110,285
Zhenjiang Daqo	Sales	8,691,577	4,387,248
Daqo Solar	Sales	-	8,973,778
	Financing-cash in	71,485,351	128,831,023
	Financing-cash out	9,594,639	150,210,334
Nanjing Daqo	Related party interest bearing loan	1,869,360	-
	Interest charged	116,681	-
	Financing-cash out	-	2,270,880
Xinjiang Daqo Investment	Financing-cash in	44,296,744	83,969,041
	Financing-cash out	23,645,923	80,750,864
Daqo New Material	Rental expense	-	802,918
	Financing-cash in	-	8,243,295
	Financing-cash out	-	1,390,178
Others subsidiaries under Daqo Group	Purchase-Fixed asset	31,691	1,125,674
	Purchase-Raw material	-	7,494
	Service expense	-	68,580
Total	Sales	$8,691,577	$13,361,026
	Purchase-Fixed asset	$7,618,208	$1,614,416
	Purchase-Raw material	$-	$7,494
	Rental expense	$-	$802,918
	Service expense	$-	$68,580
	Interest expense	$116,681	$-
	Proceeds from interest free loans	$116,612,426	$229,983,975
	Repayment of interest free loans	$33,240,562	$242,732,541